Members' Equity - Rollforward (Details) - Class A-1 - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Members' Equity
Units outstanding at beginning of the period	520	400	275
Units issued	0	120	125
Units outstanding at end of the period	520	520	400